Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 13,005,024	$ 6,181,238
Income Tax Examination, Penalties and Interest Expense	$ 0	$ 569,029
Percentage Of Change In Cumulative Ownership	50.00%